Right-of-use assets and lease liabilities - Operating Lease Liabilities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Right-of-use assets and lease liabilities
Operating lease liabilities, beginning of the year	$ 30,398,566
Impact of lease additions, disposals and/or modifications	(2,180,550)
Lease liability expense	2,389,817
Payments of lease liabilities	(5,425,421)
Operating lease liabilities, end of the year	25,182,412
Less current portion of operating lease liabilities	4,043,583	$ 3,960,346
Long term portion of operating lease liabilities	$ 21,138,829	$ 26,438,220